Other Financial Assets - Summary of Other Financial Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current
Derivatives assets held for trading	₩ 47,288	₩ 63,912
Debt securities	2,987
Financial assets held for trading		1,970
Current portion of held-to-maturity securities		421
Deposit instruments	1,931,518	1,297,769
Short-term financial instruments	6,099,303	5,545,667
Other current financial assets	8,081,096	7,045,880
Non-current
Derivatives assets held for trading	1,795	4,378
Equity securities	1,238,630
Debt securities	34,327
Other Securities	338,106
Held-to-maturity securities		4,790
Deposit instruments	35,040	60,542
Other non current financial assets	₩ 1,647,898	1,911,684
Debt securities [member]
Current
Available-for-sale securities		136,141
Non-current
Available-for-sale securities		54,439
Equity investments [member]
Non-current
Available-for-sale securities		1,730,753
Others [member]
Non-current
Available-for-sale securities		₩ 56,782